Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the Pay Versus Performance disclosure that follows provides information about the relationship between Compensation Actually Paid (“CAP”) to our Principal Executive Officer (“PEO”) and Non- PEO NEOs (“NEOs”) and the Company's performance. For further information regarding the Company´s pay-for-performance philosophy, refer to “Executive compensation program philosophy and objectives” included in the Compensation Discussion and Analysis section above.
Pay versus performance table
					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(1)	Average summary compensation table total for NEOs(2)	Average compensation actually paid to NEOs(2)	Total share- holder return	Peer group total share- holder return(3)	Net income (in millions)	INCOME FROM OPERATIONS (in millions of constant dollars)(4)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	8,270,567	8,270,567	2,521,291	2,521,291	148	117	482	1,119
2021	16,680,787	16,680,787	4,192,154	4,192,154	236	174	83	529
2020	21,509,523	21,509,523	4,837,639	4,837,639	293	144	(1)	227
1.	Mr. Galperin served as our PEO for the full year for each of 2022, 2021 and 2020.
2.	For 2022, our NEOs included Messrs. Arnt, Giménez, Rabinovich and de la Serna. For 2021 and 2020, our NEOs included Messrs. Arnt, Giménez, Rabinovich and Tolda.
3.
The peer group total share-holder return set forth in this table utilizes the Nasdaq Composite Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested in the company and in the Nasdaq Composite Index, respectively (i) for 2020, over the one-year period from market close December 31, 2019 through December 31, 2020, (ii) for 2021, over the two-year period from market close on December 31, 2019 through December 31, 2021, (iii) and for 2022, over the three-year period from market close December 31, 2019 through December 31, 2022. Historical stock performance is not necessarily indicative of future stock performance.

4.
The Company-selected measure is Income from operations. For each applicable year, Income from operations is defined as our income from operations for that year. This metric is measured in constant dollars. For information on how we compute this non-GAAP financial measure and a reconciliation to the most directly comparable financial measure prepared in accordance with GAAP, please refer to “Appendix: Reconciliation of Non- GAAP Financial Measure” in this proxy statement.

5.
For 2020, 2021 and 2022, the most important metric in determining compensation actually paid to our named executive officers was our 60 day average TSR, as the amounts of the variable payments made under our LTRPs fluctuate based on the quotient of the average closing price of our common stock on the NASDAQ during the final 60 trading days of the fiscal year preceding the fiscal year in which the applicable payment date occurs over the average closing price of our common stock on the NASDAQ during the final 60 trading days of the fiscal year immediately preceding the fiscal year in which the applicable LTRP award was granted. Because the majority of our named executive officers’ compensation is paid through our LTRPs, our executives’ compensation actually paid is closely aligned with the returns of our stockholders. However, because TSR is already reported in the table, we have identified our Company-selected measure as income from operations. This measure was selected because it is one of the main performance metrics for each of the 2020, 2021 and 2022 annual bonuses received by our named executive officers.

Company Selected Measure Name	Income from operations
Named Executive Officers, Footnote [Text Block]
2.	For 2022, our NEOs included Messrs. Arnt, Giménez, Rabinovich and de la Serna. For 2021 and 2020, our NEOs included Messrs. Arnt, Giménez, Rabinovich and Tolda.

Peer Group Issuers, Footnote [Text Block]
3.
The peer group total share-holder return set forth in this table utilizes the Nasdaq Composite Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested in the company and in the Nasdaq Composite Index, respectively (i) for 2020, over the one-year period from market close December 31, 2019 through December 31, 2020, (ii) for 2021, over the two-year period from market close on December 31, 2019 through December 31, 2021, (iii) and for 2022, over the three-year period from market close December 31, 2019 through December 31, 2022. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 8,270,567	$ 16,680,787	$ 21,509,523
PEO Actually Paid Compensation Amount	8,270,567	16,680,787	21,509,523
Non-PEO NEO Average Total Compensation Amount	2,521,291	4,192,154	4,837,639
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,521,291	4,192,154	4,837,639
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of relationship between PEO and NEOs Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our NEOs, and the Company’s cumulative TSR for the covered periods:

Compensation Actually Paid vs. Net Income [Text Block]
Description of relationship between PEO and NEOs Compensation Actually Paid and Net income:
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our NEOs, and our Net Income for the covered periods:

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of relationship between PEO and NEOs Compensation Actually Paid and INCOME FROM OPERATIONS (IN CONSTANT DOLLARS)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our NEOs, and our Income from operations (in constant dollars) for the covered periods:

Income from operations (in constant dollars) is a non-GAAP metric. For information on how we compute this non-GAAP financial measure and a reconciliation to the most directly comparable financial measure prepared in accordance with GAAP, please refer to “Appendix: Reconciliation of Non-GAAP Financial Measure” in this proxy statement.

Total Shareholder Return Vs Peer Group [Text Block]	Description of Relationship between Company TSR and Peer Group TSR The following chart compares our cumulative TSR over the covered periods to that of the Nasdaq Composite Index over the same period:
Tabular List [Table Text Block]
Tabular list of most important financial performance measures
The following table lists the three financial performance measures that Company considers represent the most important financial performance measures that we use to link compensation actually paid to our PEO and NEOs to our performance. The measures in this table are not ranked:
■	60 day average TSR
■	Income from operations (in millions of constant dollars)
■	Net revenues - adjusted (in millions of constant dollars)

Total Shareholder Return Amount	$ 148	236	293
Peer Group Total Shareholder Return Amount	117	174	144
Net Income (Loss)	$ 482,000,000	$ 83,000,000	$ (1,000,000)
Company Selected Measure Amount	1,119,000,000	529,000,000	227,000,000
PEO Name	Mr. Galperin	Mr. Galperin	Mr. Galperin
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	60 day average TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Income from operations
Non-GAAP Measure Description [Text Block]
4.
The Company-selected measure is Income from operations. For each applicable year, Income from operations is defined as our income from operations for that year. This metric is measured in constant dollars. For information on how we compute this non-GAAP financial measure and a reconciliation to the most directly comparable financial measure prepared in accordance with GAAP, please refer to “Appendix: Reconciliation of Non- GAAP Financial Measure” in this proxy statement.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net revenues - adjusted